Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents [abstract]
Cash in bank and on hand	€ 269	€ 347
Total Cash and cash equivalents	€ 269	€ 347	€ 472	€ 991